Property, Plant And Equipment And Asset Retirement Obligations (Schedule Of Change In Asset Retirement Obligations) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant And Equipment And Asset Retirement Obligations [Abstract]
Balance of ARO as of January 1	$ 39,373	$ 26,788	$ 23,352	$ 20,005
Accretion expense	679	1,362	681	1,434
Additions	2,313	2,301	1,389	655
Settlement of ARO	(1,472)	(827)	(1,067)	(1,415)
Changes in ARO estimate	(1,388)	9,749	2,433	2,673
Balance of ARO at end of period	$ 39,505	$ 39,373	$ 26,788	$ 23,352